Pension Benefits - Summary of Net Periodic Benefit Cost (Details) - Pension benefits - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
United States
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0
Interest cost	2	1
Expected return on plan assets	(2)	(2)
Amortization of prior service (credit)	0	0
Net periodic (income) benefit costs	0	(1)
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	2
Interest cost	1	0
Expected return on plan assets	(2)	(2)
Amortization of prior service (credit)	0	0
Net periodic (income) benefit costs	$ 0	$ 0